Subsequent event	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(28)	Subsequent event
  The Company evaluated subsequent through the date on which these financial statements were issued. There were no material subsequent events.